Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of other receivables - related party

Name of Related Party	Relationship	Nature	As of June 30, 2025	As of December 31, 2024
			US$	US$
Khar Heng Choo*	Chairman and Chief Executive Officer of the Company	Employee advance	37,278	-
Total			$37,278	$-

*	As of the issuance date of these accompanying unaudited condensed consolidated financial statements, these receivables have been repaid by the related party.

Schedule of short-term loans - related parties

Name of Related Party	Relationship	Term	Nature	As of June 30, 2025	As of December 31, 2024
				US$	US$
Truong Vinh Phu Le	Vice President of Operations of the Company	30% interest per annum, maturity date extended from 1/18/2025 to 9/9/2025	Working capital loan	$62,711	$104,221
Truong Vinh Phu Le	Vice President of Operations of the Company	30% interest per annum, maturity date extended from 2/7/2025 to 9/9/2025	Working capital loan	23,516	22,596
Truong Vinh Phu Le	Vice President of Operations of the Company	1.25% per week	Working capital loan	117,582	-
Truong Vinh Phu Le	Vice President of Operations of the Company	Non-interest bearing and due on demand	Working capital loan	47,033	-
Kheng Ee Lennon Teng	Group General Manager of the Company	30% interest per annum, maturity date extended from 1/18/2025 to 9/9/2025	Working capital loan	23,516	22,322
Kheng Ee Lennon Teng	Group General Manager of the Company	30% interest per annum, maturity date extended from 2/7/2025 to 9/9/2025	Working capital loan	15,678	15,064
Kheng Ee Lennon Teng	Group General Manager of the Company	Non-interest bearing and due on demand	Working capital loan	15,765	27,238
Kheng Ee Lennon Teng	Group General Manager of the Company	Non-interest bearing and due on demand	Working capital loan	27,436	-
Wilson Chandra	Director and President	Non-interest bearing and due on demand	Working capital loan	46,037	80,000
Total				$379,274	$271,441

Schedule of other payables - related parties

Name of Related Party	Relationship	Nature	As of June 30, 2025	As of December 31, 2024
			US$	US$
Kheng Ee Lennon Teng	Group General Manager of the Company	Employee reimbursement	2,818	2,642
Le Truong Vinh Phu	Vice President of Operations of the Company	Interest Accrual – Related Parties	52,061	10,668
Kheng Ee Lennon Teng	Group General Manager of the Company	Interest Accrual – Related Parties	14,830	4,772
Wilson Chandra	Director and President	Interest Accrual – Related Parties	1,749	2,029
Total			$71,458	$20,111